Fair Value Disclosures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Financial Instruments

		September 30, 2014		December 31, 2013
			Fair		Fair
	Hierarchy	Carrying	Value	Carrying	Value
6.875% senior notes (1)	Level 2	$198,557	$203,571	$—	$—
Land development notes (1)	Level 2	$5,740	$5,723	$1,500	$1,490
Insurance premium notes (1)	Level 2	$5,682	$5,682	$—	$—
Capital lease obligations (1)	Level 2	$69	$69	$—	$—
Earnout liability(2)	Level 3	$2,768	$2,768	$—	$—

(1)	Estimated fair values as of September 30, 2014 and December 31, 2013 were based on cash flow models discounted at market interest rates that considered underlying risks of the debt.
(2)

Recognized in connection with the acquisition of Grand View on August 12, 2014.  A Monte Carlo model was used to value the earnout by simulating earnings, applying the terms of the earnout in each simulated path, determining the average payment in each year across all the trials of the simulation, and calculating the sum of the present values of the payments in each year. The primary inputs and key assumptions of this Monte Carlo model included a range of forecasted revenue and gross margin scenarios which increased and decreased by 10.1% from our base case and discount rates ranging from 5.1% to 6.3%.

		December 31, 2013,		December 31, 2012,
	Hierarchy	Carrying	Fair Value	Carrying	Fair Value
Notes payable(1)	Level 2	$1,500	$1,490	$33,206	$32,145
Subordinated obligation(2)	Level 3	$—	$—	$11,244	$23,605

(1) Estimated fair values of the notes payable at December 31, 2013 and 2012, were based on cash flow models discounted at market interest rates that considered underlying risks of the debt.

(2) Estimated fair value of the subordinated obligation at December 31, 2012, was based on the subsequent private placement offering completed by the Company and its price of $20 per common stock share.